Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CTIVP – American Century Diversified Bond Fund - Class 1
Account Value [Line Items]
Line Graph and Table Measure Name	Class 1
Account Value	$ 11,725	$ 11,520	$ 10,910	$ 12,879	$ 12,821	$ 11,812	$ 10,764	$ 10,879	$ 10,371	$ 10,005	$ 10,000
CTIVP – American Century Diversified Bond Fund - Class 2
Account Value [Line Items]
Line Graph and Table Measure Name	Class 2
Account Value	$ 11,437	11,265	10,695	12,659	12,623	11,662	10,660	10,801	10,321	9,980	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	$ 11,291	$ 10,699	$ 12,299	$ 12,492	$ 11,620	$ 10,688	$ 10,687	$ 10,321	$ 10,055	$ 10,000